Annual Total Returns - FidelityAdvisorValueStrategiesFund-KPRO - FidelityAdvisorValueStrategiesFund-KPRO - Fidelity Advisor Value Strategies Fund - Fidelity Value Strategies Fund - Class K	Jan. 28, 2023
Bar Chart Table:
Annual Return 2013	30.60%
Annual Return 2014	6.63%
Annual Return 2015	(2.43%)
Annual Return 2016	11.41%
Annual Return 2017	19.31%
Annual Return 2018	(17.32%)
Annual Return 2019	34.73%
Annual Return 2020	8.41%
Annual Return 2021	33.47%
Annual Return 2022	(7.26%)